SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 5,189	$ 5,290
Cash flows	187	(2)
Non-cash changes:
Foreign currency translation	(153)	(106)
Fair value	(24)	(44)
Other changes	47	51
Balance at end of year	$ 5,246	$ 5,189